Property, Plant and Equipment - Summary of Property Plant and Equipment (Detail) - ARS ($) $ in Millions	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Disclosure of detailed information about property, plant and equipment [abstract]
Net book value of property, plant and equipment	$ 1,156,950	$ 740,103	$ 382,630
Provision for obsolescence of materials and equipment	(6,610)	(3,955)	(1,652)
Provision for impairment of property, plant and equipment	(81,329)	(37,061)	(26,535)
Property, plant and equipment net	$ 1,069,011	$ 699,087	$ 354,443